WARRANT LIABILITIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
WARRANT LIABILITIES
Cash consideration on warrants issued	$ 0
Maximum number of shares subscribed	1,000,000
Exercise price	$ 4	$ 4
Change in fair value of warrant liabilities		$ (47,941)
American depositary shares
WARRANT LIABILITIES
Exercise price	$ 5